Organization and Principal Activities (Details) - Schedule of earnings (loss) per share before and after the retrospective adjustments - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Before adjustment [Member]
Organization and Principal Activities (Details) - Schedule of earnings (loss) per share before and after the retrospective adjustments [Line Items]
Earnings (loss) per share - basic and dilutive	$ 164.3	$ (55.4)
After adjustment [Member]
Organization and Principal Activities (Details) - Schedule of earnings (loss) per share before and after the retrospective adjustments [Line Items]
Earnings (loss) per share - basic and dilutive	$ 1.16	$ (0.39)